Other Income/(Loss) (Net) - Summary of Other Income/(Loss) (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure Of Other Income Loss[abstract]
Miscellaneous income	₨ 16,941.8	$ 245.0	₨ 32,508.0	₨ 25,143.9
Incentives	10,035.3	145.1	11,499.6	3,331.1
Gain/(Loss) on change in fair value of commodity derivatives	847.5	12.3	2,146.3	9,184.0
Dividend income and income on mutual funds	172.8	2.5	157.7	105.1
Gain/(loss) on sale, change in fair value of available-for-sale investments (net)			1,561.7	1,826.0
Profit on sale of investments measured at FVTPL	1,286.1	18.6
Profit on sale of investment in a subsidiary company (note below)	3,769.8	54.5
MTM on investments measured at FVTPL	2,385.4	34.5
Total	₨ 35,438.7	$ 512.5	₨ 47,873.3	₨ 39,590.1